Notes Payable and Trade Payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
NOTES AND TRADE PAYABLES	NOTES AND TRADE PAYABLES

	As of December 31,
	2023	2022
Notes payables	$182	$824
Trade payables	37,935	38,055
	$38,117	$38,879
The average term of payment is two to four months. The Company had financial risk management policies in place to ensure that all payables are paid within the pre-agreed terms.